Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

13. Subsequent Events

The Company has evaluated events or transactions that may have occurred since December 31, 2017, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 14, 2018, the date the financial statements were available to be issued.

On February 7, 2018, the Company borrowed an additional $8.0 million under the term B loan facility portion of its credit facility (see Note 4). After receipt of the $8.0 million, Company had a total of $24.5 million outstanding under the credit facility, which bears interest at a floating interest rate equal to the greater of 7.95% or LIBOR plus 6.9% per annum. All amounts borrowed under the credit facility are interest-  only through March 1, 2019, after which the Company will make monthly payments of principal and interest through March 1, 2022; provided that the interest-  only period will be extended will be extended to March 1, 2020 if the Company has revenue, measured on a trailing 12-  month basis as of December 31, 2018, of at least $25.0 million. The Company issued 233,577 ten-  year warrants to purchase Series F preferred shares of stock at an exercise price of $1.37 per share.

In connection with the initial public offering of the Company’s common stock (the “IPO”), the Company’s board of directors and stockholders approved a 1-  for-  6.650 reverse stock split of the Company’s common stock. The reverse stock split became effective on April 20, 2018. The par value of the common stock was not adjusted as a result of the reverse stock split. Adjustments corresponding to the reverse stock split were made to the ratio at which the convertible preferred stock will convert into common stock immediately prior to the closing of the IPO. Accordingly, all share and per-  share amounts for all periods presented in these financial statements and notes thereto have been adjusted retroactively, where applicable, to reflect the reverse stock split and adjustment of the conversion ratio of the convertible preferred stock.